Inventory (Tables)	12 Months Ended
Mar. 31, 2020
Classes Of Inventories Abstract
Schedule of Inventories
	March 31, 2020	March 31, 2019

Work in Process	$2,812,935	$5,107,918
Finished Goods	3,777,665	50,000

Total	$6,590,600	$5,157,918